Subsequent Event	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Event [Abstract]
Subsequent Events [Text Block]

17. Subsequent Events

Amendment of Senior Credit Facilities

On April 24, 2012, the Company amended the Senior Credit Agreement to reprice the Senior Credit Facilities and borrow $80,000 of additional term loans for general corporate purposes, including acquisitions. Following this amendment, the interest rate on the Term Loan Facility is LIBOR plus 3.75%, compared to the previous interest rate of LIBOR plus 5.50%. The new interest rate on the Revolving Facility, is LIBOR plus 3.50% (with a potential step-down to LIBOR plus 3.25% based on the Company’s first lien net leverage ratio), compared to the previous interest rate of LIBOR plus 5.25% (with a potential step-down to LIBOR plus 5.00% based on the Company’s first lien net leverage ratio). The Term Loan Facility remains subject to a LIBOR floor of 1.25%, and there continues to be no LIBOR floor on the Revolving Facility.

Acquisition of TC3 Health, Inc.

On May 4, 2012, the Company acquired all of the equity interests of TC3 Health, Inc. (“TC3”), a technology-enabled provider of cost containment and payment integrity solutions for healthcare payers. Consideration for the transaction consisted of $61,356, which is subject to adjustment based on the outcome of a working capital settlement.

The accounting for this acquisition was incomplete at the date of this report as the Company has not yet received a valuation of the tangible and intangible assets acquired and liabilities assumed. Accordingly, the amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed (including goodwill) have not been disclosed in this report.

23. Subsequent Event

In January 2012, the Company executed three new interest rate swap agreements, each of which mature in February 2017, to reduce the variability of interest payments associated with the Term Loan Facility. These interest rate swap agreements have notional amounts of $320,000, $160,000 and $160,000, respectively, and have the effect of fixing the Company’s interest payments on the hedged portion (collectively, $640,000) of the Term Loan Facility at 7.1485%.